UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

          (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 7/31/11

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE BIONDO FUNDS

SEMI-ANNUAL REPORT
JULY 31, 2011

1-800-672-9152
www.thebiondogroup.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Fellow Shareholder,

We are now halfway through the year and the second quarter proved to be much more challenging than the first. Our funds reflected this turn with the Biondo Growth Fund down 6.13% in the second fiscal quarter compared to up 6.10% in the first fiscal quarter, and the Biondo Focus Fund down 13.47% and up 14.37% for the same time periods. Returns for the full period February 1,

2011 through July 31, 2011 were -0.82% for the Growth Fund and -1.32% for the Focus Fund. The financial impact of the tsunami in Japan, a continued battle over higher input prices in emerging economies and continued concerns over the European debt crisis – particularly Greece – provided investors with plenty to fret over. The result of such concern was a pause in equity markets here in the U.S. Similar to last year, weakness in the markets caused the chorus of double-dip recession to grow louder.

Our view is that the market weakness during the quarter was a normal and healthy pause in an otherwise strong uptrend. As is typical, these corrections allow us to see which of our investments are continuing to display strength that may indicate the need for additional purchases, and those that are performing poorly and may need to be weeded out. During the quarter, we did trim and eliminate some of our weaker holdings while adding to stronger performers.

We continue to be concerned about employment, or lack thereof, in the U.S. Quite simply, our belief is that until we see job creation at a steady pace, we will continue to muddle through with a sub par recovery for the U.S. economy. The issue is that a slow recovery – which means 2-2.5% GDP growth to us – is not going to allow for much improvement to the unemployment problem. Most economists agree that GDP needs to grow at least 3% to result in some real strong job growth numbers for a sustained period.

During the last recession, 8 million jobs were lost in this country. During this slow recovery, only about 1 million jobs have been created and 2 million people have left the workforce – leaving 5 million jobs needed to return to a healthy employment rate. This is a tough hole to dig out of and clearly will not be done in the short term. Coming out of the recession many companies cut costs and improved productivity, with the downside that some firms don’t need to hire new workers.

We continue to believe the recovery will take longer than normal. Economic recoveries are typically aided early on by growth in new construction – both residential and commercial. Because the most recent downturn had much to do with excess supply of housing, we have not enjoyed job growth in these areas normally associated with recovery.

A slow-growth recovery is extremely fragile. If there is any type of “exogenous” shock – such as that witnessed in Japan, economies can easily decelerate to the verge of recession. During the first half of the year, we have had two such shocks in Japan and Europe. While it is our view that the U.S. economy has sustained these impacts, any major negative events in the second half could put the recovery in jeopardy.

In the past, our chief concern has been rising energy costs. Particularly, we were concerned that oil prices had been steadily advancing, resulting in gas prices above $4.00 on the national average. This acts as an additional tax burden to an already pressured consumer. During the quarter, the combination of Saudi Arabia pumping additional reserves and the Obama Administration tapping the Strategic Petroleum Reserve helped drop the price of oil by 11%. The resulting decline in fuel prices has alleviated some of our concern regarding consumer spending as well the overall level of inflation.

As we write, all eyes in the investment world have now turned to an issue here at home, the debt ceiling. While it appears to be politics as usual between Republicans and Democrats, it is our belief that resolution will come by the August deadline. From our perspective, the most sensible solution will address both revenues and spending. In any political compromise, the best deal will be struck if both parties walk away dissatisfied. Should no compromise be reached, the consequences could rattle markets across the globe. We do see a debt deal being done as neither party wants to face the prospect of a government default.

Our bottom-up view remains that publicly traded companies here in the U.S. are healthy and offer attractive return opportunities relative to risk. Despite many uncertainties both at home and abroad, U.S. equities have held solid relative strength readings as compared to other available asset classes. As a whole, corporate balance sheets are in great shape and prospects for growth in the global marketplace are promising.

Turning more specifically to our portfolio holdings, we are well-positioned in the investments we have made. The companies we own are growing at healthy rates, are well-managed and are priced attractively to offer continued upside potential. We continue to be overweight in healthcare companies, as both their growth rates and risk/return profiles still appear to be the most attractive in our view.

Very Truly Yours,

Joseph P. Biondo

Joseph R. Biondo

Joseph P. Biondo

Joseph R. Biondo

Chief investment Officer

Chief Executive officer

Sources: Bloomberg, foxbusiness.com, About.com, npr.org, cbsnews.com, the hill.com, abcnews.com, Baseline, Gemini Fund Services

1912?NLD?9/13/2011

The Biondo Growth Fund

PORTFOLIO REVIEW

July 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending July 31, 2011, compared to its benchmarks:

	One Year	Three Year	Five Year	Inception** - July 31, 2011	Inception*** - July 31, 2011
The Biondo Growth Fund – Investor Shares	13.95%	-1.64%	-0.25%	-0.24%	N/A
The Biondo Growth Fund – Class C Shares	13.15%	N/A	N/A	N/A	2.21%
Russell 1000 Growth Total Return Index	24.75%	5.33%	5.52%	4.20%	12.01%
S&P 500 Total Return Index	19.65%	2.92%	2.39%	1.90%	8.28%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-672-9152.

** Investor Shares inception date is May 3, 2006.

*** Class C Shares inception date is April 9, 2010.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets	Sectors	% of Net Assets
Oil & Gas Services	14.5%	Software	7.4%
Healthcare-Products	13.9%	Commercial Services	5.1%
Biotechnology	10.8%	Machinery-Diversified	4.4%
Computers	8.2%	Auto Parts & Equipment	3.1%
Banks	7.9%	Other, Cash & Cash Equivalents	17.2%
Auto Manufacturers	7.5%		100.0%

                Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

The Biondo Focus Fund

PORTFOLIO REVIEW

July 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending July 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** - July 31, 2011
The Biondo Focus Fund	-1.32%	13.19%	3.40%
Dow Jones Industrial Average Total Return Index	3.41%	19.09%	12.19%
S&P 500 Total Return Index	1.46%	19.65%	9.86%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.   The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-800-672-9152.

** Inception date is March 17, 2010.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets	Sectors	% of Net Assets
Banks	21.9%	Oil & Gas Services	6.0%
Biotechnology	16.8%	Computers	5.0%
Healthcare-Products	14.1%	Commercial Services	4.7%
Mining	10.2%	Electrical Components & Equipment	4.4%
Auto Manufacturers	7.4%	Other, Cash & Cash Equivalents	9.5%
			100.0%

                Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK & WARRANTS - 95.3%
	AEROSPACE/DEFENSE - 2.3%
35,000	BE Aerospace, Inc. *	$ 1,393,000

	AUTO MANUFACTURERS - 6.2%
225,000	Ford Motor Co. *	2,747,250
250,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	962,500
		3,709,750
	AUTO PARTS & EQUIPMENT - 3.1%
50,000	Johnson Controls, Inc.	1,847,500

	BANKS - 7.9%
350,000	JPMorgan Chase & Co. - Warrants @ $42.42 Due 10/28/18 *	4,676,000

	BIOTECHNOLOGY - 10.8%
15,000	Dendreon Corp. *	553,500
25,000	Illumina, Inc. *	1,561,250
30,000	United Therapeutics Corp. * +	1,721,400
50,000	Vertex Pharmaceuticals, Inc. *	2,593,000
		6,429,150
	COMMERCIAL SERVICES - 5.1%
10,000	Mastercard, Inc. - Cl. A	3,032,500

	COMPUTERS - 8.2%
12,500	Apple, Inc. *	4,881,000

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
50,000	Universal Display Corp. *	1,495,500

	HEALTHCARE-PRODUCTS - 13.9%
25,000	Edwards Lifesciences Corp. *	1,783,750
30,000	IDEXX Laboratories, Inc. *	2,488,200
10,000	Intuitive Surgical, Inc. * +	4,005,500
		8,277,450
	MACHINERY-DIVERSIFIED - 4.4%
25,000	Cummins, Inc.	2,622,000

	MINING - 2.1%
20,000	Molycorp, Inc. *	1,272,600

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	July 31, 2011 (Unaudited)
Shares		Value
	OIL & GAS SERVICES - 14.5%
27,500	Core Laboratories NV	$ 2,988,700
55,000	Dresser-Rand Group, Inc. *	2,938,100
50,000	Halliburton Co.	2,736,500
		8,663,300
	RETAIL - 2.1%
24,000	Yum! Brands, Inc.	1,267,680

	SEMICONDUCTORS - 2.5%
27,500	Rovi Corp. *	1,456,675

	SOFTWARE - 7.4%
15,000	Salesforce.com, Inc. *	2,170,650
22,500	Vmware, Inc. - Cl. A *	2,257,650
		4,428,300
	TELECOMMUNICATIONS - 2.3%
25,000	Qualcomm, Inc.	1,369,500

	TOTAL COMMON STOCK & WARRANTS (Cost - $40,074,501)	56,821,905

Principal
	BONDS & NOTES - 1.3%
	AUTO MANUFACTURERS - 1.3%
$ 500,000	Ford Motor Co. Convertible, 4.25%, Due 11/15/16
	TOTAL BONDS & NOTES (Cost - $501,875)	781,875

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	July 31, 2011 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 4.8%
	MONEY MARKET FUND - 4.8%
2,852,106	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,852,106)	$ 2,852,106

	TOTAL INVESTMENTS - 101.4% (Cost - $43,428,482) (a)	$ 60,455,886
	LIABILITIES LESS OTHER ASSETS - (1.4%)	(840,273)
	NET ASSETS - 100.0%	$ 59,615,613

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 17,492,544
	Unrealized Depreciation:	(465,140)
	Net Unrealized Appreciation:	$ 17,027,404

* Non-Income producing security.
** Money market fund: interest rate reflects seven-day effective yield on July 31, 2011.
+ Subject to written option.

Schedule of Options Written
July 31, 2011 (Unaudited)
Number of
Contracts***	Security, Expiration Date, Exercise Price	Value
10	Intuitive Surgical, Inc., August 2011, Call @ $400	$ 12,300
75	United Therapeutics Corp., August 2011, Call @ $50	56,250
	Total Options Written	$ 68,550
	(Premiums received $61,994)
***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See accompanying notes to financial statements.

	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK & WARRANTS - 90.5%
	AUTO MANUFACTURERS - 7.4%
80,000	Ford Motor Co. *	$ 976,800
170,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	654,500
		1,631,300
	BANKS - 21.9%
180,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	793,800
270,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	3,607,200
45,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	410,850
		4,811,850
	BIOTECHNOLOGY - 16.8%
17,000	Dendreon Corp. *	627,300
17,000	Illumina, Inc. *	1,061,650
38,500	Vertex Pharmaceuticals, Inc. *	1,996,610
		3,685,560
	COMMERCIAL SERVICES - 4.7%
3,400	Mastercard, Inc. - Cl. A +	1,031,050

	COMPUTERS - 5.0%
2,800	Apple, Inc. *	1,093,344

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.4%
32,000	Universal Display Corp. *	957,120

	HEALTHCARE-PRODUCTS - 14.1%
14,000	Edwards Lifesciences Corp. *	998,900
2,700	Intuitive Surgical, Inc. * +	1,081,485
35,000	MAKO Surgical Corp. *	1,008,350
		3,088,735
	MINING - 10.2%
35,000	Molycorp, Inc. *	2,227,050

	OIL & GAS SERVICES - 6.0%
3,000	Baker Hughes, Inc.	232,140
10,000	Core Laboratories NV	1,086,800
		1,318,940

	TOTAL COMMON STOCK & WARRANTS (Cost - $19,087,200)	19,844,949

	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	July 31, 2011 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 10.8%
	MONEY MARKET FUND - 10.8%
2,361,277	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,361,277)	$ 2,361,277

	TOTAL INVESTMENTS - 101.3% (Cost - $21,448,477) (a)	$ 22,206,226
	LIABILITIES LESS OTHER ASSETS - (1.3%)	(283,558)
	NET ASSETS - 100.0%	$ 21,922,668

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,455,859
	Unrealized depreciation:	(1,698,110)
	Net unrealized appreciation:	$ 757,749
* Non-Income producing security.
** Money market fund: interest rate reflects seven-day effective yield on July 31, 2011.
+ Subject to written option.

Schedule of Options Written
July 31, 2011 (Unaudited)
Number of
Contracts***	Security, Expiration Date, Exercise Price	Value
20	Intuitive Surgical, Inc., January 2012, Call @ $400	$ 74,000
25	Mastercard, Inc. - Cl. A, August 2011, Call @ $300	32,500
	Total Options Written	$ 106,500
	(Premiums received $65,129)
***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2011 (Unaudited)

	The Biondo Growth Fund	The Biondo Focus Fund
ASSETS
Investment securities:
At cost	$ 43,428,482	$ 21,448,477
At value	$ 60,455,886	$ 22,206,226
Receivable for Fund shares sold	5,566	1,100
Dividends and interest receivable	17,920	2,987
Prepaid expenses & other assets	23,179	12,939
TOTAL ASSETS	60,502,551	22,223,252

LIABILITIES
Payable for investments purchased	629,115	126,108
Payable for Fund shares redeemed	132,252	8,000
Options written, at value (premiums received $61,994 and $65,129, respectively)	68,550	106,500
Investment advisory fees payable	41,548	27,787
Distribution (12b-1) fees payable	12,435	4,631
Fees payable to other affiliates	-	6,131
Accrued expenses and other liabilities	3,038	21,427
TOTAL LIABILITIES	886,938	300,584
NET ASSETS	$ 59,615,613	$ 21,922,668

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 63,171,583	$ 21,426,877
Accumulated net investment loss	(367,150)	(251,035)
Accumulated net realized gain (loss) from
security transactions and options transactions	(20,209,668)	30,448
Net unrealized appreciation of investments and options written	17,020,848	716,378
NET ASSETS	$ 59,615,613	$ 21,922,668

The Biondo Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2011 (Unaudited)

	The Biondo Growth Fund	The Biondo Focus Fund
Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 59,239,588	$ 21,922,668
Shares of beneficial interest outstanding	6,142,476	2,093,426
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.64	$ 10.47

Class C Shares:
Net Assets	$ 376,025	$ -
Shares of beneficial interest outstanding	39,372	-
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 9.55	$ -

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF OPERATIONS
For the Period Ended July 31, 2011 (Unaudited)

	The Biondo Growth Fund	The Biondo Focus Fund
INVESTMENT INCOME
Dividends (net of $2,062 and $750 foreign taxes withheld)	$ 82,488	$ 13,478
Interest	10,902	-
TOTAL INVESTMENT INCOME	93,390	13,478

EXPENSES
Investment advisory fees	302,101	178,645
Distribution (12b-1) fees - Class C	1,475	-
Distribution (12b-1) fees - Investor Class	75,157	29,774
Administration fees	27,929	20,497
Fund accounting fees	17,618	11,702
Transfer agent fees	15,657	8,230
Registration fees	13,466	2,828
Audit fees	10,232	5,714
Compliance officer fees	8,551	1,355
Shareholder reporting expense	7,036	1,179
Custody fees	4,883	2,585
Trustees' fees	2,883	1,689
Legal fees	2,571	-
Insurance expense	495	-
Other expenses	1,580	315
TOTAL EXPENSES	491,634	264,513

Less: Fees waived by the Advisor	(37,927)	-

NET EXPENSES	453,707	264,513
NET INVESTMENT LOSS	(360,317)	(251,035)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	(479,931)	15,098
Options written	(90,572)	81,849
Net realized gain (loss)	(570,503)	96,947
Net change in unrealized appreciation (depreciation) on:
Investments	507,565	(499,140)
Options written	(20,386)	(170,791)
Net change in unrealized appreciation (depreciation)	487,179	(669,931)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(83,324)	(572,984)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (443,641)	$ (824,019)

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS

	The Biondo Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	July 31, 2011	January 31, 2011 (a)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (360,317)	$ (589,534)
Net realized loss from investments and options written	(570,503)	(748,945)
Net change in unrealized appreciation of investments and options written	487,179	9,265,456
Net increase (decrease) in net assets from operations	(443,641)	7,926,977

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	2,054,671	4,594,641
Class C	220,046	158,825
Payments for shares redeemed:
Investor Class	(4,152,486)	(9,201,655)
Class C	(7,688)	-
Redemption fee proceeds:
Investor Class	6,229	4,031
Class C	12	-
Net decrease in net assets from shares of beneficial interest	(1,879,216)	(4,444,158)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,322,857)	3,482,819

NET ASSETS
Beginning of Period	61,938,470	58,455,651
End of Period*	$ 59,615,613	$ 61,938,470
*Includes accumulated net investment loss of:	$ (367,150)	$ (6,833)

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	208,068	507,196
Shares Redeemed	(421,678)	(1,031,184)
Net decrease in shares of beneficial interest outstanding	(213,610)	(523,988)

SHARE ACTIVITY - CLASS C
Shares Sold	22,507	17,665
Shares Redeemed	(800)	-
Net increase in shares of beneficial interest outstanding	21,707	17,665

(a)	The Biondo Growth Fund Class C Shares commenced operations on April 9, 2010.

See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	The Biondo Focus Fund
	For the	For the
	Six Months Ended	Period Ended
	July 31, 2011	January 31, 2011 (a)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (251,035)	$ (313,033)
Net realized gain from investments	96,947	75,297
Net change in unrealized appreciation (depreciation)
of investments and options written	(669,931)	1,386,309
Net increase (decrease) in net assets from operations	(824,019)	1,148,573

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	8,357,609	20,218,242
Payments for shares redeemed	(6,577,500)	(400,525)
Redemption fee proceeds	288	-
Net increase in net assets from shares of beneficial interest	1,780,397	19,817,717

TOTAL INCREASE IN NET ASSETS	956,378	20,966,290

NET ASSETS
Beginning of Period	20,966,290	-
End of Period	$ 21,922,668	$ 20,966,290
*Includes accumulated net investment loss of:	$ (251,035)	$ -

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	718,143	2,016,109
Shares Reinvested	-	-
Shares Redeemed	(600,052)	(40,774)
Net increase in shares of beneficial interest outstanding	118,091	1,975,335

(a)	The Biondo Focus Fund commenced operations on March 17, 2010.

See accompanying notes to financial statements.

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

				Investor Class
	Six Months		Year Ended				Period Ended
	Ended		January 31,				January 31,
	July 31, 2011		2011	2010	2009	2008	2007 (1)
	(unaudited)

Net asset value, beginning of period	$ 9.72		$ 8.50	$ 6.13	$ 10.62	$ 10.61	$ 10.00
Activity from investment operations:
Net investment income (loss) (3)	(0.06)		(0.09)	(0.05)	(0.05)	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	(0.02)		1.31	2.42	(4.44)	0.27	0.61
Total income (loss) from investment operations	(0.08)		1.22	2.37	(4.49)	0.25	0.65

Paid-in-Capital from Redemption Fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	-		-	-	-	-	(0.04)
Net realized gains	-		-	-	-	(0.24)	-
Total distributions	-		-	-	-	(0.24)	(0.04)
Net asset value, end of period	$ 9.64		$ 9.72	$8.50	$6.13	$10.62	$ 10.61
Total return (5)	(0.82)%		14.35%	38.66%	(42.28)	2.14%	6.53%
Net assets, end of period (in 000s)	$ 59,240		$ 61,768	$58,456	$38,076	$62,547	$ 45,778

Ratio of gross expenses to average net assets (7)	1.63%	(8)	1.65%	1.63%	1.61%	1.62%	1.90%	(8)
Ratio of net expenses to average net assets	1.50%	(8)	1.50%	1.50%	1.50%	1.50%	1.50%	(8)
Ratio of net investment income (loss) to average net assets	(1.19)%	(8)	(1.01)%	(0.78)%	(0.54)%	(0.26)%	0.63%	(8)
Portfolio turnover rate	10%	(6)	59%	44%	45%	49%	8%	(6)

Class C
	Six Months		Period Ended
	Ended		January 31,
	July 31, 2011		2011 (2)
	(unaudited)

Net asset value, beginning of period	$ 9.66		$ 9.28
Activity from investment operations:
Net investment loss (3)	(0.09)		(0.13)
Net realized and unrealized gain on investments	(0.02)		0.51
Total income from investment operations	(0.11)		0.38

Paid-in-Capital from Redemption Fees	(0.00)	(4)	-

Net asset value, end of period	$ 9.55		$ 9.66
Total return (5)	(1.14)%		4.10%
Net assets, end of period (in 000s)	$ 376		$ 171

Ratio of gross expenses to average net assets (7,8)	2.39%		2.48%
Ratio of net expenses to average net assets (8)	2.25%		2.25%
Ratio of net investment loss to average net assets (8)	(1.94)%		(1.82)%
Portfolio turnover rate (6)	10%		59%
(1)	The Biondo Growth Fund Investor Class Shares commenced operations on May 3, 2006.
(2)	The Biondo Growth Fund Class C Shares commenced operations on April 9, 2010.
(3)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.
(4) Amount represents less than $0.01 per share.
(5)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions. The returns shown exclude the effect of applicable redemption fees. Total returns for periods less than one year are not annualized.
(6) Not annualized.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(8) Annualized.

See accompanying notes to financial statements.

The Biondo Focus Fund
FINANCIAL HIGHLIGHTS
The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

Investor Class
	Six Months		Period Ended
	Ended		January 31,
	July 31, 2011		2011 (1)
	(unaudited)

Net asset value, beginning of period	$ 10.61		$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.12)		(0.24)
Net realized and unrealized gain (loss) on investments	(0.02)		0.85
Total income (loss) from investment operations	(0.14)		0.61

Paid-in-Capital from Redemption Fees	0.00	(6)	-

Net asset value, end of period	$ 10.47		$ 10.61
Total return (3)	(1.32)%		6.10%
Net assets, end of period (in 000s)	$ 21,923		$ 20,966

Ratio of expenses to average net assets (5)	2.22%		3.05%
Ratio of net investment loss to average net assets (5)	(2.11)%		(2.88)%
Portfolio turnover rate (4)	39%		55%
(1) The Biondo Focus Fund commenced operations on March 17, 2010.
(2)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.
(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions. The returns shown exclude the effect of applicable redemption fees. Total returns for periods less than one year are not annualized.
(4) Not annualized.
(5) Annualized.
(6) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

1.

ORGANIZATION

The Biondo Growth Fund and The Biondo Focus Fund (collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and are each an open-end management investment company.  The Biondo Growth Fund currently offers two classes of shares: Investor Class and Class C shares.  The Investor Class shares commenced operations on May 3, 2006 and the Class C shares commenced operations on April 9, 2010.  Both are offered at net asset value.  The Biondo Focus Fund currently offers Investor Class shares, which commenced operations on March 17, 2010.

The Biondo Growth Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers.  The Biondo Focus Fund seeks long-term capital appreciation, which it pursues by investing primarily in a combination of long and short positions in (1) common stock of  U.S. companies of any capitalization; (2) American depositary receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds ("ETFs") that invest primarily in (i) common stocks of U.S. companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date.  Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Funds’ assets and liabilities measured at fair value:

The Biondo Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 56,821,905	$ -	$ -	$ 56,821,905
Bonds & Notes	-	781,875	-	781,875
Short-Term Investments	2,852,106	-	-	2,852,106
Total	$ 59,674,011	$ 781,875	$ -	$ 60,455,886

Liabilities	Level 1	Level 2	Level 3	Total
Open Written Options	$ 68,550	$ -	$ -	$ 68,550

The Biondo Focus Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 19,844,949	$ -	$ -	$ 19,844,949
Short-Term Investments	2,361,277	-	-	2,361,277
Total	$ 22,206,226	$ -	$ -	$ 22,206,226

Liabilities	Level 1	Level 2	Level 3	Total
Open Written Options	$ 106,500	$ -	$ -	$ 106,500

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Call options are purchased to hedge against an increase in the value of securities held in the Funds’ portfolios.  If such an increase occurs, the call options will permit the Funds to purchase the securities underlying such options at the exercise price, not at the current market price.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

For the six months ended July 31, 2011, the Biondo Growth Fund has losses of $90,572 and the Biondo Focus Fund had gains of $81,849, on options and these gains (losses) are included in the line item marked “Net realized gain (loss) from options written” on the Statements of Operations in this shareholder report.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The number of option contracts written and the premiums received by the Funds during the six months ended July 31, 2011, were as follows:

	The Biondo Growth Fund		The Biondo Focus Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	150	$ 128,355	112	$ 206,520
Options written	1,600	1,097,211	57	75,384
Options exercised	(201)	(126,550)	(28)	(57,035)
Options expired	(55)	(30,834)	-	-
Options closed	(1,409)	(1,006,188)	(96)	(159,740)
Options outstanding, end of period	85	$ 61,994	45	$ 65,129

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

3. INVESTMENT TRANSACTIONS

For the six months ended July 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Fund	Purchases	Sales
Biondo Growth Fund	$ 6,000,337	$ 9,639,494
Biondo Focus Fund	11,320,933	8,964,899

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Biondo Investment Advisors, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Fund
Biondo Growth Fund	1.00%
Biondo Focus Fund	1.50%

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse a portion of The Biondo Growth Fund’s other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) does not exceed the following per class:

Fund	Investor Class	Class C
Biondo Growth Fund	1.50%	2.25%

These amounts will herein be referred to as the “expense limitations.”  For the six months ended July 31, 2011, the Advisor waived fees in the amount of $37,927 for The Biondo Growth Fund.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Biondo Growth Fund’s operating expenses are subsequently lower than its expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the expense limitation.  If operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

As of January 31, 2011, the Advisor has $211,214 of waived expenses that may be recovered by the following dates:

Fund	January 31, 2012	January 31, 2013	January 31, 2014
Biondo Growth Fund	$ 63,764	$ 62,389	$ 85,061

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares for The Biondo Growth and The Biondo Focus Funds and 1.00% of the average daily net assets attributable to the Class C shares for the Biondo Growth Fund and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  During the six months ended July 31, 2011, the 12b-1 fees accrued amounted to $76,632 and $29,774 for The Biondo Growth Fund and The Biondo Focus Fund, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares.   The Distributor is an affiliate of GFS.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  Each Fund pays GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints.  Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Each Fund’s fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. Each Fund pays GFS a base annual fee, $30,000 for The Biondo Growth Fund and $24,000 for The Biondo Focus Fund, plus a basis point fee in decreasing amounts as each Fund’s assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds each pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges per Fund.   The annual minimum per Fund share class is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives from each Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the six months ended July 31, 2011 are summarized in the table below.  Such fees would be included in the line item marked “Compliance officer fees” on the Statements of Operations in this shareholder report.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Fees GemCom collected for Edgar and printing services performed, for the six months ended July 31, 2011, are summarized in the table below.  Such fees would be included in the line item marked “Shareholder reporting expense” on the Statements of Operations in this shareholder report.

Fund	Compliance	GemCom
Biondo Growth Fund	$ 8,551	$ 4,689
Biondo Focus Fund	$ 1,355	$ 2,259

5. REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds.  For the six months ended July 31, 2011, The Biondo Growth Fund and The Biondo Focus Fund assessed $6,241 and $4,031, in redemption fees, respectively.

6. TAX COMPONENTS OF CAPITAL

As of January 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions and options transactions is primarily attributable to the tax deferral of losses on wash sales and straddles.  The difference between book basis and tax basis undistributed ordinary income for the Growth Fund is primarily attributable to the unamortized portion of organizational expenses for tax purposes of $6,833.

At January 31, 2011, The Growth Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2011 (Unaudited)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Growth Fund incurred and elected to defer such capital losses as follows:

Permanent book and tax differences primarily attributable to net operating losses and tax treatment of short-term capital gains, resulted in reclassification for the Funds for the period ended January 31, 2011 as follows:

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending July 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the July 31, 2012 annual report.

8.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Biondo Funds

EXPENSE EXAMPLE

July 31, 2011 (Unaudited)

As a shareholder of The Biondo Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Biondo Growth Fund and The Biondo Focus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 through July 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Biondo Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period 2/1/11– 7/31/11*	Expense Ratio During Period 2/1/11 – 7/31/11**
The Biondo Growth Fund:
Investor Class	$1,000.00	$ 991.80	$ 7.41	1.50%
Class C	1,000.00	988.60	11.09	2.25%
The Biondo Focus Fund	1,000.00	986.80	10.94	2.22%

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period 2/1/11– 7/31/11*	Expense Ratio During Period 2/1/11 – 7/31/11**
The Biondo Growth Fund:
Investor Class	$1,000.00	$1,017.36	$ 7.50	1.50%
Class C	1,000.00	1,013.64	11.23	2.25%
The Biondo Focus Fund	1,000.00	1,013.79	11.08	2.22%

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181 days) divided by the number of days in the fiscal year (365).

** Annualized.

The Biondo Funds

SUPPLEMENTAL INFORMATION

July 31, 2011 (Unaudited)

Renewal of Advisory Agreement – Biondo Growth Fund

In connection with a regular meeting held on September 22, 2010 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), considered the renewal of an investment advisory agreement (the “Agreement”) between Biondo Investment Advisors, LLC (“Adviser”) and the Trust, on behalf of the Biondo Growth Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized (or has other financial resources) to meet the obligations to the Fund. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record.  The Trustees discussed the impact of the Fund’s underperformance in 2008, and the impact of that year on the three year data. They noted the relatively good performance during more recent periods. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operations expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees considered the expense ratio for the Fund, and expense ratios of a peer group of funds. It was noted that many of the Fund’s shareholders are clients of the Fund’s adviser, and the shareholders are comfortable with these fees because they have been clients of the adviser for a long period of time.  The Trustees concluded that the Fund’s advisory fee ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits realized by the Adviser from other activities related to the Fund.  The Trustees concluded that the Adviser’s level of profitability from its relationship to Fund was not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

  Approval of Advisory Agreement – Biondo Focus Fund

In connection with a regular meeting held on December 14, 2009, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Biondo Investment Advisors, LLC (“BIA” or the “Adviser”) and the Trust, on behalf of Biondo Focus Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Board then reviewed the financial statements of BIA and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the BIA’s past performance managing a Fund in NLFT, and BIA’s past performance with this strategy audited by Ashland, Inc..  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that BIA would charge a 1.50% annual advisory fee based on the average net assets of the Fund.  In response to questions from the Board, the Adviser explained that the large cap growth category was appropriate due to the large cap bias of the strategy. The Adviser also stated that separately managed accounts pay 1.50% to 2.00% with lower negotiated fees for accounts over $10 million. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

540 Routes 6 & 209, PO Box 909

Milford, Pennsylvania 18337

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date

9/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/28/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/28/11